Shareholders' Equity - Schedule of Restricted Stock and Common Stock Unit Vested (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Shareholders' Equity
Restricted stock units vested and settled	19,000	18,000	39,000	29,000
Common stock issued, net of shares withheld	14,000	13,000	28,000	20,000